Share Capital (Tables) - DeepGreen Metals Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share Capital (Tables) [Line Items]
Schedule of authorized and issued share capital
	Authorized	Issued and Outstanding
Common Shares	Unlimited, with no par value	170,827,222
Class B Preferred Shares	Unlimited, with no par value	440,000

	Authorized	Issued and Outstanding
Common Shares	Unlimited, with no par value	163,658,134
Class B Preferred Shares	Unlimited, with no par value	440,000

Schedule of common shares
Common Shares	Number	Amount $
Balance – December 31, 2019	141,063,316	79,824,445
Private placement	5,659,920	20,375,712
Financing cost incurred – Cash	—	(28,089)
Financing cost incurred – Stock options-based payments	—	(396,568)
Issued for TOML acquisition (Note 3)	7,777,777	27,999,997
Issued for services	6,907,121	24,865,637
Exercise of stock options	2,250,000	1,790,157
Balance – December 31, 2020	163,658,134	154,431,291
Issued for services (Note 4)	3,672,267	25,711,869
Exercise of stock options	3,446,821	8,257,763
Conversion of debentures	50,000	500,000
Balance – June 30, 2021	170,827,222	188,900,923

Common Shares	Number	Amount $
Balance – December 31, 2018	122,210,059	40,350,123
Private placement	10,185,811	26,158,504
Financing cost incurred – Cash	—	(2,079)
Financing cost incurred – Stock options-based payments (Note 10)	—	(1,584,657)
Issued for services	8,167,446	14,270,606
Exercise of stock options	500,000	631,948
Balance – December 31, 2019	141,063,316	79,824,445
Private placement	5,659,920	20,375,712
Financing cost incurred – Cash	—	(28,089)
Financing cost incurred – Stock options-based payments (Note 10)	—	(396,568)
Issued for TOML acquisition	7,777,777	27,999,997
Issued for services	6,907,121	24,865,637
Exercise of stock options	2,250,000	1,790,157
Balance – December 31, 2020	163,658,134	154,431,291

Schedule of preferred shares
Class B Preferred Shares	Number	Amount $
Balance — December 31, 2020 and June 30, 2021	440,000	550,000

Class B Preferred Shares	Number	Amount $
Balance – December 31, 2018, 2019 and 2020	440,000	550,000